Employee Benefit Arrangements - Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,229.6	$ 1,945.2	$ 1,787.7
Accumulated benefit obligation	2,218.5	1,929.3
Fair value of plan assets	1,371.7	1,193.5	993.6
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	45.3	46.0	55.8
Fair value of plan assets	$ 0	$ 0	$ 0